Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 61,025		$ 26,228
Additions	77,881		63,336
Reestimation	11,227		1,436
Depreciation	(44,800)	[1]	(29,975)	[2]
Interest expense	(3,093)		(2,894)		$ (1,925)
Ending balance	105,333		61,025		26,228
Lease liabilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	70,468		29,194
Additions	63,458		68,499
Reestimation	(11,301)		(1,675)
Payments	56,641		36,780
Interest expense	(7,074)	[3]	(7,880)	[4]
Ending balance	95,660		70,468		29,194
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	388		986
Additions	14,423
Reestimation	1,428		(14)
Depreciation	(688)	[1]	(584)	[2]
Ending balance	15,551		388		986
Facilities and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	60,637		25,242
Additions	63,458		63,336
Reestimation	9,799		1,450
Depreciation	(44,112)	[1]	(29,391)	[2]
Ending balance	$ 89,782		$ 60,637		$ 25,242

[1]	Including the depreciation of drilling services capitalized as “Works in progress” for 22,400.
[2]	Including the depreciation of drilling services capitalized as “Works in progress” for 1,827.
[3]	Including drilling agreements capitalized as “Works in progress” for 4,986.
[4]	Including drilling agreements capitalized as “Works in progress” for 1,686.